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                                                     One Financial Way
                                                     Cincinnati, Ohio 45242

                                                     Post Office Box 237
[LOGO] OHIO NATIONAL                                 Cincinnati, Ohio 45201-0237
       FINANCIAL SERVICES                            Telephone: 513-794-6100


                                  May 3, 2004


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

          Re:  File No. 333-64349, Dow Target Variable Fund LLC
               Certification Under Rule 497(j)


Gentlemen:

I, John J. Palmer, President of Dow Target Variable Fund LLC, hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 26, 2004.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this third day of May, 2004.



                                 Sincerely,

                                 /s/ JOHN J. PALMER
                                 --------------------------------------------
                                 John J. Palmer, President


JJF/nh